STAAR Investment Trust

604 McKnight Park Dr.
Pittsburgh, PA 15237
Phone 412-367-9076
Fax 412-367-9141

Annual Report
January 1, 2001 to December 31, 2001

Moving Ahead . .

Letter to Shareholders
February 28, 2001

Dear Shareholder:

    Greed and fear are your two worst enemies. We have seen much of these in the past few years.
    Greed caused investors to irrationally bid up "Dot Com" stocks in 1999 and early 2000. This created a classic speculative investment bubble that finally burst to the chagrin and financial pain of many.
    Fear stepped in after the markets tumbled in 2000 and reached its peak just after the 9/11 terrorist attacks. In the end all fear did was clean house and extend a recession that is still relatively mild considering past recessions.
    Emotions tend to encourage investor behavior that is 180 degrees opposite from what is beneficial. Greed encourages you to buy high. Fear causes you to sell low. Ten seconds of clear-headedness will convince us of the stupidity of this, yet still we find it hard to avoid our feelings.


"THE STOCK MARKET DISCIPLINES GREED AND REWARDS DISCIPLINE."

         -- J. Andre Weisbrod


    History gives insight, though not with perfect certainty. There are no guarantees. However, the vast majority of the time, when the stock market advances for three or four years and climbs 75% or more in the process, it will be due for at least a brief bear market. Conversely, after the market falls 20% or more over a one or two-year period, the probability is excellent that at least a couple good years will follow.
    There are a few ways that investors can enhance their chances of success in their investments. The first is to have realistic expectations. The long-term return on the S&P500 has been between 7% and 8% above inflation. Inflation is currently running around 3%. That means that an average 10%-11% return expectation is reasonable.
    Goals should also be reasonable. If your retirement income requirement is so high that it would take a 20% return on your investments to reach it, then you are setting yourself up for disappointment and stress.
    Second, if you want to enhance your chances of success, plan conservatively. Assume your stocks will only return 5%-6% above inflation and base your plans on that. If they make more, that will be wonderful.
     Third, keep money for short-term needs (i.e. three years or less) in short-term, conservative investments such as money markets, CD's and short-term bonds. Don't find yourself forced to sell stocks during a downturn because you didn't anticipate large expenditures such as a car, vacation or college tuition.
         Fourth, if a portion of your portfolio has had unusually large gains, sell some and buy something else that may have better potential. Conversely if a portion of the portfolio drops and you still think that investment is a good one long-term, add to it. Just do it. Don't think too hard. Just do it. If you are right just 65% of the time you will be better off.
         Fifth, diversify. Don't put your eggs in one basket. Don't put too much of your money in one company, no matter how good you think it is. Can you spell "E N R O N"?
    Sixth, hire competent, trustworthy advisors to help you manage your money. Mutual funds provide diversified management for many investors in an efficient, easy-to-use package. Private managers can add a personal touch, watching over your investments when you don't have the time or knowledge to do so.
    What will happen in 2002? Nobody knows for sure, but we are optimistic that the USA will continue to thrive with industriousness and innovation, as well as a newfound sense of purpose and value. We have been and continue to be the world's leading economic engine. We also are the prime beacon of freedom and principle, flawed as we are. May we become better people and stewards of all we are.
    The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.
         On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We sincerely value your business.


                                 Sincerely Yours,

                                 /s/ J. Andre Weisbrod, Trustee

                                 President, STAAR Financial Advisors, Inc.,
                                 Advisor to the Trust

Page 2
Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives.

Intermediate Bond Fund (IBF)

         The terrorist attacks of 9/11 helped exacerbate an already slow economy. As a result, the Federal Reserve continued to lower interest rates, which caused bond values to rise. Looking ahead, interest rates are likely to remain in the current range until the economy picks up. There is a good chance of this happening by the third quarter. Once the economy takes off, expect at least a mild increase in interest rates. Our outlook is neutral on bonds for the next six months. We are pleased to report that of 657 funds in Morningstar's Intermediate Bond Fund Category, the IBF has the #1 Bear Market ranking. In other words, it was the best performing Intermediate Bond Fund during months where the Lehman Bros. Aggregate Bond Index lost more than 1%.

For periods ending 12/31/01.

                                                                                          THREE      FIVE      SINCE      SINCE
                                                          LAST      YEAR-TO-    ONE        YEAR      YEAR      PUBLIC     PRIVATE
                   FOR PERIODS ENDING 12/31/01           QUARTER     DATE       YEAR       AVG.       AVG.    INCEPTION  INCEPTION
                                                                                          ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                         RETURN(1)  RETURN(1)     (1)       (1)
           INTERMEDIATE BOND FUND (IBF)
           A high-grade general bond portfolio of US       -0.2%      7.6%       7.6%       5.5%       6.2%      6.4%       5.6%
           Gov't, Gov't Agency and Investment Grade
           Corp. Bonds with an avg. maturity usually
           between 3 and 7 years.
                Lehman Bros Intermed Gov/Corp Index         0.1%      9.0%       9.0%       6.4%       7.1%      7.4%       8.6%
                Morningstar Interm-Term Bd Fd Avg          -0.1%      7.4%       7.4%       5.1%       6.3%      6.7%       7.8%


                                  Current Yield as of          3.8% **
                                  12/31/01..................
                                  S.E.C. Yield as of           4.4% ***
                                  12/31/01..................
                                  Average Maturity..........   5.2 Years
                                  Portfolio Turnover........   33.89%

* Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Long Term Bond Fund (LTBF)

         The economic slowdown and resultant lowering of interest rates continued to be favorable for bonds. Should rates rise later in 2002, bond values would go down. Our outlook is neutral near-term and slightly unfavorable looking out a year or more.

For periods ending 12/31/01.

                                                                                         THREE       FIVE       SINCE      SINCE
                                                           LAST      YEAR-TO-   ONE       YEAR       YEAR       PUBLIC     PRIVATE
                   FOR PERIODS ENDING 12/31/01           QUARTER      DATE      YEAR       AVG.       AVG.    INCEPTION  INCEPTION
                                                                                          ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                         RETURN(1)  RETURN(1)     (1)        (1)
           LONG TERM BOND FUND (LTBF)                      0.2%      7.6%       7.6%       3.9%       6.3%       6.9%       6.3%
           A high-grade general bond portfolio of US
           Gov't, Gov't Agency and Investment Grade
           Corporate Bonds with an average maturity
           over 10 years.
               Lehman Bros Long-Trm Gov/Corp Index        -0.1%      7.3%       7.3%       4.8%       8.1%       8.8%       9.9%
                Morningstar Long-Term Bd Fds Avg           0.6%      7.5%       7.5%       4.5%       6.1%       6.3%       7.7%


                                           Current Yield as of 12/31/99..     4.8% **
                                           S.E.C. Yield as of 12/31/99...    5.3% ***
                                           Average Maturity..............   13.3 Years
                                           Portfolio Turnover............     25.2%

*Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Larger Company Stock Fund (LCSF)

           If you eliminate the downturn immediately after the 9/11 terrorist attacks, the DOW has continued in its sideways trading range. It ended the year in the bottom third of its pre-9/11 trading range. 2001 was not a good year for stocks, but the outlook for 2002 is better barring any more major economic shocks. We are cautiously optimistic. We are pleased to report that the LCSF is ranked in the top 18% for 2001 and the top 30% for the last 3 years among all funds in Morningstar's Large Blend category for the period ending 12/31/01.

For periods ending 12/31/01.

                                                                                          THREE      FIVE       SINCE      SINCE
                                                        LAST      YEAR-TO-     ONE         YEAR      YEAR       PUBLIC     PRIVATE
           FOR PERIODS ENDING 12/31/01                QUARTER      DATE        YEAR        AVG.       AVG.    INCEPTION  INCEPTION
                                                                                          ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                         RETURN(1)  RETURN(1)     (1)        (1)
            LARGER CO. STOCK FUND (LCSF)                10.6%       -9.9%       -9.9%       0.6%       7.4%       5.9%       8.3%
            A fund of funds in which the underlying
            invest-ments are primarily common
            stocks of large and larger mid-cap
            companies Individual stocks may be
            owned.  Objective: Growth w/ some Income
                 S&P 500 Index                          10.7%      -11.9%      -11.9%      -1.0%      10.7%       8.2%      14.6%
                 Dow Jones Industrial Average           13.8%       -5.4%       -5.4%       4.6%      11.0%       8.6%      15.1%
                New York Stock Exchange Composite        8.5%      -10.2%      -10.2%      -0.3%       8.5%       6.6%      11.5%
                 Morningstar Large Blend Fds Avg        10.9%      -13.7%      -13.7%      -0.9%       8.9%       6.9%      10.9%


                                                   Portfolio
                                                   Turnover............ 16.9%

* Without dividends.

**Total returns include reinvested dividends and gains.

Smaller Company Stock Fund (SCSF)

           Smaller stocks have outperformed larger companies the past three years. While the gap may be narrowing, this trend could continue for another year or two. We are pleased to report that the SCSF has beat the Russell 2000 index over the last five years and has a 4-star risk/return rating for the three-year period ending 12/31/01.


For periods ending 12/31/01.

                                                                                            THREE      FIVE       SINCE      SINCE
                                                             LAST      YEAR-TO-   ONE        YEAR      YEAR       PUBLIC     PRIVATE
            FOR PERIODS ENDING 12/31/01                    QUARTER      DATE      YEAR       AVG.       AVG.    INCEPTION  INCEPTION
                                                                                            ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                           RETURN(1)  RETURN(1)     (1)        (1)
             SMALLER CO. STOCK FUND (SCSF)                   17.7%      0.8%      0.8%      10.0%       9.3%       10.1%       9.5%
             A fund of funds in which the underlying
             investments are primarily common stocks of
             small, micro-cap and smaller mid-cap
             companies.  Individual stocks may be owned.
              Russell 2000 Index                             21.1%      2.5%      2.5%      6.4%        7.5%       7.2%       10.0%
              Morningstar Small Company Obj Fds Avg          20.2%     -1.0%     -1.0%      9.5%        9.2%      10.5%       14.2%


                                                   Portfolio
                                                   Turnover...........  4.3%

* Total returns include reinvested dividends and gains.

International Fund (INTF)

International markets continued to struggle in 2001. It is likely they will not rebound significantly until the US markets resume their long-term upward trends. We are pleased to report that the INTF was ranked in the top 23% for 12 months among all funds in the Morningstar Foreign Stock Category for period ending 12/31/01.

For periods ending 12/31/01.

                                                                                          THREE      FIVE       SINCE      SINCE
                                                             LAST     YEAR-TO-   ONE       YEAR      YEAR       PUBLIC     PRIVATE
            FOR PERIODS ENDING 12/31/01                    QUARTER     DATE      YEAR      AVG.       AVG.    INCEPTION  INCEPTION
                                                                                          ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                         RETURN(1)  RETURN(1)     (1)        (1)
             INTERNATIONAL FUND (INTF)                       9.0%     -17.2%    -17.2%      -1.5%      0.3%       -1.5%       2.0%
             A fund of funds in which the underlying
             investments are primarily common stocks
             of companies in countries outside the
             U.S., including emerging markets.
             Individual stocks may be owned.
                  EAFE Index                                 7.0%     -21.4%    -21.4%      -5.1%      0.9%       -0.5%       1.5%
                  Morningstar Foreign Stock Fds Avg          8.8%     -21.9%    -21.9%      -1.7%      6.3%        0.9%       4.4%
                 Morningstar Divers Emerg Mkts Fds Avg     24.04%     -3.7%      -3.7%       4.5%     -4.8%       -6.8%      -3.2%


                                                                       Portfolio Turnover..      15.7%

* Total returns include reinvested dividends and gains.

AltCat (Alternative Categories) Fund (ACF)

     The AltCat Fund showed signs of resuming its positive performance late in 2001. Though it trailed the Morningstar Multi-Asset Global funds average earlier in the year, it outpaced its peers in the fourth quarter. We are pleased to report that the ACF ranked in the top 25% of Multi-Asset Global funds for the three year period as tracked by Morningstar and has a 4-star risk/return rating for the three-year period ending 12/31/01. International positions have hurt the Fund the most. However, our diversified global strategy remains intact.

For periods ending 12/31/01.

                                                                                           THREE      FIVE       SINCE      SINCE
                                                              LAST     YEAR-TO-   ONE       YEAR      YEAR       PUBLIC     PRIVATE
            FOR PERIODS ENDING 12/31/01                     QUARTER     DATE      YEAR      AVG.       AVG.    INCEPTION  INCEPTION
                                                                                           ANNUAL     ANNUAL    (5/28/97)  (4/4/96)
                                                                                          RETURN(1)  RETURN(1)     (1)        (1)
            ALTCAT FUND (ACF)                                 12.8%    -10.0%   -10.0%      7.4%        3.6%      3.4%       4.3%
            A flexibly managed, multi-asset global fund of
            funds investing primarily in assets that offer
            opportunities for growth of capital.
                 Morningstar Multi-Asset Global Fds Avg        7.2%     -5.8%    -5.8%      3.2%        4.5%      6.3%       7.5%


                                                                    Portfolio Turnover..      0.0%

* Total returns include reinvested dividends and gains.

NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

  FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT www.staarinvest.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237 412-367-9076

Portfolio Holdings as of 12/31/01


1  INTERMEDIATE BOND FUND

Portfolio Valuation Date 12/31/2001

                                                       SHARES OR                                                         UNREALIZED
                                                       PRINCIPAL                                                             GAIN/
                     POSITION                           AMOUNT      UNIT COST     PRICE      COST       VALUE    PERCENT     (LOSS)


CASH & EQUIVALENTS                                      343,935        1.00        1.00    343,935     343,935     12.1%         0
                                                     -----------------------------------------------------------------------------
                                           Subtotal                                        343,935     343,935     12.1%         0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS

       US Treasury Note 6.375 due 8/15/02                20,000      100.45      102.84     20,089      20,569      0.7%       480

       US Treasury Note 6.5 due 5/15/05                  20,000      100.19      108.06     20,038      21,613      0.8%     1,575

       US Treasury Note 5.5 due 2/15/08                  20,000      100.42      104.38     20,084      20,875      0.7%       791

       US Treasury Note 5.25 due 5/15/04                 30,000       97.75      104.25     29,325      31,275      1.1%     1,950

                                           Subtotal                                         89,535      94,331      3.3%     4,796
                                                     -----------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS

       Fedl Farm Cr Bank 5.35 due 12/11/08              115,000       99.11       99.40    113,977     114,310      4.0%       333

       Fed Natl Mtg Assoc 5.50 7/18/06                   45,000      100.59      102.50     45,267      46,125      1.6%       858

       Fed Natl Mtg Assoc 6.04 due 2/25/09              115,000      101.12      102.13    116,293     117,450      4.1%     1,156

       Fed Nat'l Mtg Assoc 5.0 due 10/2/08              100,000       99.95       97.89     99,950      97,890      3.5%    (2,060)

       Fed Natl Mtg Assoc 5.25 10/1/09                   75,000       99.68       97.63     74,762      73,219      2.6%    (1,544)

       Fedl Nat'l Mtg Assoc. 5.25 1/15/09                50,000       98.31       99.00     49,156      49,500      1.7%       344

       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06            80,000      100.40      102.09     80,317      81,675      2.9%     1,358

       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08         130,000       98.69       98.63    128,297     128,213      4.5%       (84)

       Fed Home Ln Mtg Corp Deb 5.25 due 10/25/11       100,000       98.63       94.98     98,625      94,980      3.4%    (3,645)

       Fedl Home Ln Bank Bond 5.125 9/15/03              35,000       97.67      103.41     34,185      36,192      1.3%     2,007

       Fedl Home Ln Bank Bond 6.17 due 7/30/02           20,000      102.22      102.31     20,443      20,463      0.7%        20

       Fedl Home Ln Bank Bond 5.925 due 8/14/03          40,000      100.98      104.63     40,391      41,850      1.5%     1,459

       Fedl Home Ln Bank Bond 5.785 4/14/08              50,000      101.84      103.19     50,920      51,594      1.8%       674

       Fedl Home Ln Bank Bond 5.835 7/15/08              20,000       99.99      103.13     19,998      20,625      0.7%       627

       Fedl Home Ln Bank Bond 5.355 1/05/09              50,000       96.95       99.66     48,475      49,828      1.8%     1,353

       Fed'l Home Ln Bank Bond 5.85 10/11/11            100,000      100.89       99.19    100,888      99,188      3.5%    (1,700)
                                                     -----------------------------------------------------------------------------
       Fed'l Home Ln Bank Bond 5.2 due 12/7/09
                                                         75,000       98.63       97.06     73,975      72,797      2.6%    (1,178)

       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05            13,000       97.25      106.16     12,643      13,800      0.5%     1,157

                                           Subtotal                                      1,208,562   1,209,698     42.7%     1,135
CORPORATE OBLIGATIONS

       American General Corp. 6.25 3/15/03               50,000      103.07      104.01     51,537      52,005      1.8%       469

       AT&T Corp 7.0 due 5/15/05                         50,000      105.15      104.10     52,575      52,050      1.8%      (525)

       Bankamerica Corp 5.875 2/15/09                    50,000       96.03       99.49     48,016      49,745      1.8%     1,729

       Bank One Corp 6.875 8/01/06                       40,000      103.58      106.25     41,432      42,500      1.5%     1,068

       CP&L Energy 5.95 3/01/09                          50,000       98.14       97.37     49,071      48,685      1.7%      (386)

       Chase Manhattan Corp 6.0 due 2/15/09              50,000       98.31       99.60     49,156      49,800      1.8%       644

       Columbia/HCA Healthcare 6.87 due 9/15/03          30,000       98.63      103.92     29,588      31,176      1.1%     1,589

       Ford Motor Cr 6.0 due 1/14/03                     80,000      102.84      101.92     82,268      81,536      2.9%      (732)

       GMAC 6.125 9/15/06                               100,000      100.88       98.97    100,875      98,970      3.5%    (1,905)

       Hertz Corp 6.625 5/15/08                          50,000      101.40       96.04     50,698      48,020      1.7%    (2,678)

       Household Finl. Corp 5.875 2/1/09                 50,000      101.08       95.12     50,542      47,560      1.7%    (2,982)

       IBM Corp Nt Bk Entry 7.25 due 11/01/02            20,000      102.14      103.71     20,427      20,742      0.7%       315

       Lehman Brothers 6.625 due 2/05/06                 50,000       97.07      103.67     48,534      51,835      1.8%     3,302

       Lehman Brothers 6.625 due 4/01/04                 50,000       98.29      105.57     49,147      52,785      1.9%     3,639

       Mellon Financial Co. 6.0 due 3/01/04              40,000      100.09      104.03     40,036      41,612      1.5%     1,576
                                                     -----------------------------------------------------------------------------
       Merrill Lynch & Co Nts 8.0 due 2/01/02
                                                         25,000      103.50      100.43     25,875      25,108      0.9%      (768)

       Merrill Lynch & Co Nts 5.5 due 2/12/04            45,000      100.00      100.31     45,000      45,140      1.6%       141
                                                     -----------------------------------------------------------------------------
       Merrill Lynch & Co Nts 6.0 due 2/17/09
                                                         40,000       92.72       99.58     37,089      39,832      1.4%     2,744

       Motorola Inc Note 5.8 10/15/08                    40,000       90.24       91.56     36,095      36,624      1.3%       530

       Morgan Stanley Nts 5.625 due 1/20/04              50,000       99.72      103.51     49,859      51,755      1.8%     1,896

       New England Telephone Co. 6.125 due
       10/01/06                                          35,000      101.03       98.96     35,359      34,636      1.2%      (723)

       Sears Accept Corp  6.92 due 6/17/04               40,000      104.80      105.09     41,920      42,036      1.5%       116

       TCI Comm Inc 6.375 5/01/03                        35,000       98.73      102.76     34,557      35,966      1.3%     1,409

       Transamerica Fin 7.25 8/15/02                    100,000       99.98      102.80     99,982     102,800      3.6%     2,818

                                           Subtotal                                      1,169,636   1,182,917     41.8%    13,284


                                                                     TOTALS              2,811,668   2,830,881      100%    19,215


Breakdown By General Asset Type

     Cash & Equivalents = 12%
     US Treasury & Gov't Agency = 46%
     Corporate Bonds =  42%

Breakdown by General Rating

     AAA Rated = 52%
     AA Rated = 12%
     A Rated = 35%
     BBB Rated = 1%

2          LONG TERM BOND FUND Portfolio Valuation Date 12/31/01


                                                 SHARES OR                                                              UNREALIZED
                                                 PRINCIPAL                                                                   GAIN/
      POSITION                                      AMOUNT    UNIT COST      PRICE       COST       VALUE      PERCENT       LOSS)
      --------                                      ------    ---------      -----       ----       -----      -------  ---------


CASH & EQUIVALENTS                                  88,088       1.00        1.00       88,088      88,088      7.3%            0
                                                 --------------------------------------------------------------------------------
                                         Subtotal                                       88,088      88,088      7.3%            0

   US TREASURY OBLIGATIONS

       US Treasury Bond 7.25 due 5/15/16            75,000     105.59      115.63       79,194      86,719      7.2%        7,525

       US Treasury Bond 7.25 due 8/15/22            20,000     100.81      117.69       20,163      23,538      1.9%        3,375

       US Treasury Bond 6.25 due 8/15/23            35,000     101.94      105.88       35,680      37,056      3.1%        1,376

       US Treasury Bond 5.50 due 8/15/28            40,000     100.75       96.88       40,300      38,750      3.2%       (1,550)

                                         Subtotal                                      175,336     186,063     15.3%       10,725
                                                 --------------------------------------------------------------------------------
   GOVERNMENT AGENCY OBLIGATIONS

       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14       35,000      89.50      100.10       31,325      35,035      2.9%        3,710

       Fedl Home Ln Bank Bond 6.045 due 11/20/14    50,000     100.84       97.84       50,419      48,922      4.0%       (1,497)

       Fedl Home Ln Bank Bond 5.73 due 9/04/08      25,000      92.56      102.34       23,141      25,586      2.1%        2,445

       Fedl Home Ln Mtg Corp 6.0 due 6/15/11        75,000     102.88      101.84       77,162      76,383      6.3%         (779)

       Fedl Home Ln Mtg Corp 6.42 due 8/19/13       30,000     101.26      100.81       30,379      30,244      2.5%         (135)

       Fedl Home Ln Mtg Corp 6.875 due 9/15/10      20,000     102.88      107.88       20,576      21,575      1.8%          999

       Fedl Home Ln Mtg Corp 6.0 due 9/15/11        50,000     100.15       99.52       50,075      49,760      4.1%         (315)

       Fedl Home Ln Mtg Corp 6.35 due 4/16/14       20,000     100.13      100.06       20,027      20,013      1.7%          (14)

       Fedl Home Ln Mtg Corp 6.15 due 10/03/12      60,000     100.69       99.97       60,415      59,981      4.9%         (434)

       Fedl Farm Cred Bk 6.9 due 9/08/15            40,000     101.95      106.64       40,780      42,656      3.5%        1,876
                                                 --------------------------------------------------------------------------------
                                         Subtotal                                      404,299     410,155     33.8%        5,856

 CORPORATE OBLIGATIONS

       Arkansas Power & Lt 7.0 due 10/1/23          25,000     103.50       96.65       25,875      24,163      2.0%       (1,712)

       Bankamerica Corp MTN 6.0 due 12/23/13        15,000     100.00       95.66       15,000      14,349      1.2%         (650)

       Bear Stearns Cos 7.625 due 2/01/05           40,000      99.69      106.62       39,876      42,648      3.5%        2,773

       Chase Manhattan Corp MTN 6.5 due 5/06/13     15,000     100.25       98.32       15,038      14,748      1.2%         (290)

       Citigroup 7.25 due 10/01/10                  25,000     100.89      107.16       25,222      26,790      2.2%        1,568

       Ford Motor Credit MTN 7.0 9/20/10            40,000     101.00       95.50       40,400      38,200      3.2%       (2,200)

       GMAC 6.875 due 9/15/11                       40,000      99.76       97.95       39,905      39,180      3.2%         (725)

       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06      20,000      99.31      102.61       19,861      20,522      1.7%          661

       IBM Corp 6.5 1/15/28                         35,000      98.56       99.16       34,496      34,706      1.7%          210

       Lehman Bros. Holdings 7.0 due 5/12/14        35,000      93.99       95.01       32,896      33,254      2.9%          358

       Merrill Lynch 6.33 due 2/25/14               50,000      99.40       99.77       49,700      49,885      2.7%          185

       National City Corp 6.875 05/15/19            80,000     103.55       97.88       82,839      78,304      4.1%       (4,535)

       United Air Lines Inc 9.75 8/15/21            25,000     105.26       61.71       26,315      15,428      6.5%      (10,888)

       Time Warner 6.875 6/15/18                    50,000      98.66       97.59       49,329      48,795      1.3%         (534)

       Xerox Credit Corp MTN 6.5 due 1/28/13        30,000     100.00       72.72       30,000      21,816      1.8%       (8,184)

       Xerox Credit Corp MTN 6.5 due 2/11/13        35,000     100.00       72.20       35,000      25,270      2.1%       (9,730)
                                                 --------------------------------------------------------------------------------
                                         Subtotal                                      561,750     528,057     43.6%      (33,691)

                                                 --------------------------------------------------------------------------------

                                                               TOTALS                1,229,473   1,212,362      100%      (17,109)

Breakdown By General Asset Type

     Cash & Equivalents = 7%
     US Treasury & Gov't Agency = 49%
     Corporate Bonds =  44%

Breakdown by General Rating

     AAA Rated = 55%
     AA Rated = 8%
     A Rated = 27%
     BBB Rated = 6%
     BB Rated = 4%

3          LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/01


                                                                                                                        UNREALIZED
                                                                 UNIT                                                        GAIN/
                          POSITION                  SHARES       COST       PRICE        COST       VALUE      PERCENT       (LOSS)

CASH & EQUIVALENTS

 Putnam Money Market Fund A                         3,737.79        1.00     1.00        3,738       3,738      0.1%            0

 Firstar Treasury Money Market                    330,102.32        1.00     1.00      330,102     330,102     11.6%            0
                                               ----------------------------------------------------------------------------------
                                       SUBTOTAL                                        333,440     333,440     11.7%            0

U.S. LARGER CO. STOCK FUNDS

 Bear Stearns S&P Stars A                          14,371.13       25.84    27.33      371,288     392,763     13.8%       21,475

 Fundamental Investors Fund                        18,532.34       29.52    27.45      547,141     508,713     17.9%      (38,428)

 Janus Twenty                                       1,423.19       76.93    38.46      109,482      54,736      1.9%      (54,746)

 Putnam Fund For Growth & Income                   19,473.48       19.03    17.72      370,621     345,070     12.1%      (25,550)

 Putnam Investors A                                 9,915.16       13.95    11.55      138,325     114,520      4.0%      (23,805)

 Torray Fund                                        9,157.09       38.32    37.53      350,897     343,665     12.1%       (7,231)
                                               ----------------------------------------------------------------------------------
                                       SUBTOTAL                                      1,887,753   1,759,467     61.8%     (128,286)

U.S. MID-CAP LARGER CO. STOCK FUNDS

 Mairs & Power Growth Fund                          9,501.25       44.83    54.36      425,956     516,488     18.1%       90,532

 Longleaf Partners                                  9,695.22       24.06    24.51      233,261     237,630      8.3%        4,369
                                               ----------------------------------------------------------------------------------
                                       SUBTOTAL                                        659,217     754,118     26.5%       94,901

                                               ===================================================================================

                                                                TOTALS               2,880,810   2,847,425      100%      (33,385)


Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

     Cash & Equivalents = 6%
     Domestic Stock = 88%
     Foreign Stock = 5%
     Bonds = 1%
     Other = 0%

Breakdown by Management Style

     Large Cap Growth = 20%
     Large Cap Value = 42%
     Large Cap Blend = 0%
     Larger Mid Cap Growth = 0%
     Larger Mid Cap Value = 0%
     Larger Mid Cap Blend = 26%
     Cash Equiv. = 12% (Includes cash in underlying funds)

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

4          SMALLER COMPANY STOCK FUND Portfolio Valuation Date 12/31/01

                                                                                                                         UNREALIZED
                                                                                                                              GAIN/
                     POSITION                          SHARES     UNIT COST     PRICE       COST       VALUE    PERCENT    (LOSS)
                     --------                          ------     ---------     -----       ----       -----    -------   ---------

CASH & EQUIVALENTS
   Franklin Money Fund A
                                                     74,468.51        1.00       1.00      74,469       74,469     2.4%           0
   Firstar Treasury Money Market
                                                     245491.12        1.00       1.00     245,491      245,491     8.0%           0
                                                 ----------------------------------------------------------------------------------
                                         Subtotal                                         317,060      317,060    10.4%           0

U.S. SMALLER CO. STOCK MUTUAL FUNDS
   Ivy US Emerging Growth Fund
                                                     10,676.27       28.87      20.16     308,171      215,234     7.1%     (92,937)
   Franklin Small Cap Growth Fund I
                                                      9,226.51       25.47      31.17     234,976      287,590     9.4%      52,614
   T Rowe Price New Horizons Fund
                                                     10,633.99       25.59      22.63     272,102      240,647     7.9%     (31,454)
   Royce Opportunity Fund
                                                     60,342.58        7.45       9.01     449,323      543,687    17.8%      94,363
   Putnam Capital Opportunities Fund A
                                                     37,434.44        9.15      10.33     342,612      386,698    12.7%      44,086
   Liberty Acorn Z Fund
                                                     24,709.40       16.88      17.88     417,019      441,804    14.5%      24,785
                                                 ----------------------------------------------------------------------------------
                                         Subtotal                                       2,024,202    2,115,659    69.4%      91,457

U.S. MICROCAP STOCK MUTUAL FUNDS
   Franklin Microcap Value Fund I
                                                     21,387.43       19.36      24.68     414,134      527,842    17.3%     113,708
   RS MicroCap Growth Fund
                                                      4,087.16       25.65      21.79     104,824       89,059     2.9%     (15,765)
                                                 ----------------------------------------------------------------------------------
                                         Subtotal                                         518,958      616,901    20.2%      97,942

                                                 ----------------------------------------------------------------------------------
                                         TOTALS
                                                            TOTALS                      2,863,120    3,052,520     100%     189,400

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

     Cash & Equivalents = 8%
     Domestic Stock = 88%
     Foreign Stock = 3%
     Bonds = 1%
     Other = 0%

Breakdown by Management Style

     Small Cap Growth = 20%
     Small Cap Value = 36%
     Small Cap Blend = 14%
     Smaller Mid Cap Growth = 7%
     Smaller Mid Cap Value = 0%
     Smaller Mid Cap Blend = 13%
     Cash equiv. = 10%  (Includes cash in underlying funds)

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

5          INTERNATIONAL FUND Portfolio Valuation Date 12/31/01

                                                                                                                         UNREALIZED
                                                                                                                              GAIN/
                     POSITION                        SHARES     UNIT COST    PRICE        COST      VALUE     PERCENT        (LOSS)
                     --------                        ------     ---------    -----        ----      -----     -------   -----------
CASH & EQUIVALENTS

    Putnam Money Market Fund A                      46,685.87      1.00       1.00       46,686      46,686      2.4%            0

    Firstar Treasury Money Market                  153,074.00      1.00       1.00      153,074     153,074      7.9%            0
                                                  --------------------------------------------------------------------------------
                                          Subtotal                                      199,760     199,760     10.4%            0

INTERNATIONAL STOCK MUTUAL FUNDS

    Bear Stearns International Equity A              2,733.27     21.63      14.78       59,129      40,398      2.1%      (18,731)

    Europacific Fund                                12,381.23     31.90      26.87      394,958     332,684     17.3%      (62,275)

    Mercury HW International Fund                   10,659.87     22.54      19.47      240,308     207,548     10.8%      (32,760)

    Ivy International Fund A                         9,550.62     33.90      20.69      323,735     197,603     10.3%     (126,132)

    Putnam International Growth A                   18,753.12     20.32      19.82      381,012     371,687     19.3%       (9,326)

    T Rowe Price International Fund                  8,289.02     13.72      10.99      113,714      91,096      4.7%      (22,618)

    Templeton Foreign Fund A                        15,136.90      9.89       9.25      149,729     140,016      7.3%       (9,713)

    CS Warburg Pincus Int'l Eq Fund                  9,972.72     20.58      11.92      205,199     118,875      6.2%      (86,324)
                                                  --------------------------------------------------------------------------------
                                          Subtotal                                    1,867,785   1,499,906     77.8%     (367,879)

DEVELOPING MARKETS MUTUAL FUNDS

    Pilgrim Emerging Countries FD                    1,354.18     22.15      13.83       30,000      18,728      1.0%      (11,272)

    Templeton Developing Markets Trust A            21,190.45     13.52       9.88      286,578     209,362     10.9%      (77,216)
                                                  --------------------------------------------------------------------------------
                                          Subtotal                                      316,578     228,090     11.8%      (88,488)

                                                                                      ============================================
                                          TOTALS                                      2,384,123   1,927,756    100.0%     (456,367)

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 8%
Domestic Stock = 1%
Foreign Stock = 77%
Foreign Emerging Markets Stock = 12%
Bonds = 1%
Other = 1%

Breakdown by Management Style

     Large Cap Growth = 24%
     Large Cap Value = 29%
     Large Cap Blend = 25%
     Mid Cap Growth = 0%
     Mid Cap Value = 11%
     Mid Cap Blend = 1%
     Cash Equiv. = 10% (Includes cash in underlying funds)

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

6          ALTCAT FUND Portfolio Valuation 12/31/01

                                                                                                                         UNREALIZED
                                                                                                                              GAIN/
                     POSITION                         SHARES     UNIT COST     PRICE     COST       VALUE     PERCENT        (LOSS)
                     --------                         ------     ---------     -----     ----       -----     -------    ----------
CASH & EQUIVALENTS                                    144,949       1.00        1.00    144,949     144,949     13.2%            0
                                                   -------------------------------------------------------------------------------
                                            Subtotal                                    144,949     144,949     13.2%            0


US MID-CAP LARGER CO. STOCK MUTUAL FUNDS

      Muhlenkamp Fund                                   2,313      40.15       53.56     92,860     123,888     11.3%       31,028
                                                   -------------------------------------------------------------------------------
                                            Subtotal                                     92,860     123,888     11.3%       31,028

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS

      Mutual Series Discovery Fund I                    5,085      19.38       18.08     98,560      91,938      8.4%       (6,622)

      SmallCap World Fund                               3,591      38.41       22.92    137,915      82,302      7.5%      (55,613)
                                                   -------------------------------------------------------------------------------
                                            Subtotal                                    236,475     174,240     15.9%      (62,235)

ALTERNATIVE CATEGORIES (SPECIALTY FUNDS)

      Franklin BioTech Discovery Fund I                 1,078      74.65       58.05     80,493      62,593      5.7%      (17,900)

      Franklin Gold Fund I                              2,286      10.00        9.43     22,854      21,555      2.0%       (1,299)

      Franklin Real Estate Securities Fund I            3,144      14.84       16.50     46,649      51,882      4.7%        5,233

      Franklin Natural Resources Fund I                 5,953      16.04       15.20     95,493      90,488      8.3%       (5,005)

      Ivy Pacific Opp. (China) Fund A                  10,898       8.36        6.72     91,123      73,233      6.7%      (17,891)

      Templeton Latin America Fund                      7,304      10.85       10.08     79,218      73,627      6.7%       (5,591)

      Vanguard Energy                                   3,652      24.27       25.29     88,618      92,352      8.4%        3,734

      Vanguard Health Care                              1,051      88.75      116.84     93,251     122,767     11.2%       29,516

      Light Revolution Fund                             2,283      13.23        9.57     30,199      21,852      2.0%       (8,347)

      Invesco Technology II                             1,304      43.75       32.57     57,029      42,460      3.9%      (14,570)
                                                   -------------------------------------------------------------------------------
                                            Subtotal                                    684,927     652,808     59.6%      (32,119)

                                                   -------------------------------------------------------------------------------
                                              TOTALS                                  1,159,211   1,095,884    100.0%      (63,326)

Breakdown By General Asset Type (Includes estimated cash positions of mutual funds owned by the Fund)

     Cash & Equivalents = 15%
     US Flexibly managed = 12%
     Global fexibly Managed = 6%
     Global smaller Cos. = 7%
     Pacific Rim/China = 7%
     Latin America = 7%
     Energy/Natural Resources = 15%
     Prec. Metals/Mining = 2%
     Real Estate & Related = 5%
     Health Care = 11%
     Technology = 6%

Breakdown by Management Style

     Large Cap Growth = 15%
     Large Cap Value = 23%
     Large Cap Blend = 2%
     Mid Cap Growth = 14%
     Mid Cap Value = 25%
     Mid Cap Blend = 0%
     Small Cap Growth = 8%
     Cash Equiv. = 13% (Includes cash in underlying funds)

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

Page 11
STAAR Investment Trust Financial Statements

                                                       STATEMENT OF ASSETS & LIABILITIES
                                                               DECEMBER 31, 2001

                                                                  IBF        LTBF        LCSF        SCSF        INTF        ACF
                            ASSETS
                            ------
Investments in Securities at Value Identified                 2,830,883   1,212,362   2,847,424   3,052,521   1,927,756   1,095,886
Cash (not including money market funds)                               0           0           0           0           0           0
Interest Receivable                                              40,451      16,147         320         240         147         132
                                                             ----------------------------------------------------------------------
                                                Total Assets  2,871,334   1,228,509   2,847,744   3,052,761   1,927,903   1,096,018
                                                             ----------------------------------------------------------------------

                          LIABILITIES
                          -----------
Accounts Payable for Securities                                       0           0           0           0           0           0
Accounts Payable - Sr. Long-term Debt                                 0           0           0           0           0           0
Accounts Payable- Other (incl. Advisor,
TTEE, 12b-1 Fees)                                                 3,046       1,468       4,517       4,774       3,105       1,687
                                                             ----------------------------------------------------------------------
                                           Total Liabilities      3,046       1,468       4,517       4,774       3,105       1,687
                                                             ----------------------------------------------------------------------

                          NET ASSETS                          2,868,288   1,227,041   2,843,227   3,047,987   1,924,798   1,094,331
                          ----------                         ======================================================================

           Shares of Beneficial Interest Outstanding        270,836.000 115,586.000 245,467.000 244,481.000 222,742.000 100,521.000
           -----------------------------------------

                   Net Asset Value Per Share                     10.590      10.620      11.580      12.470       8.640      10.890
                   -------------------------




                                                                  STATEMENT OF OPERATIONS
                                                               YEAR ENDED DECEMBER 31, 2001

                                                                   IBF        LTBF      LCSF        SCSF        INTF         ACF

                            INVESTMENT INCOME
                            -----------------
Mutual Fund Dividends (Including Money Market Funds)               2,888      1,000     26,298       7,244      27,565       9,998
Less: Foreign Withholding Taxes                                        0          0          0           0           0           0
Interest                                                         110,197     63,346          0           0           0           0
                                                             ======================================================================
                                             Total Income        113,085     64,347     26,298       7,244      27,565       9,998


                             EXPENSES
                             --------
Advisory Fees                                                     12,379      7,012     24,501      25,359      18,014       9,022
Directors Fees                                                       750        750        750         750         750         750
Registration Fees                                                  1,025        130      1,706       1,799       1,074         155
Taxes                                                                  0          0          0           0           0           0
Interest                                                               0          0          0           0           0           0
12b-1 Distribution Expenses                                        1,492        666      2,297       2,383       1,597         855
Other                                                                  0          0          0           0           0           0
                                                             ======================================================================
                                             Total Expenses       15,646      8,557     29,254      30,291      21,434      10,782


                       Net Investment Income                      97,439     55,791     (2,956)    (23,047)      6,130        (784)
                       ---------------------

REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
Realized Long & Short Term Capital Gains                           7,291      1,565    (65,115)     50,209    (101,035)     15,346
Unrealized Appreciation (Depreciation)                            21,367      3,902   (203,964)     11,366    (294,202)   (117,972)
                                                             ======================================================================
Net Realized & Unrealized Appreciation (Depreciation)             28,658      5,467   (269,079)     61,575    (395,237)   (102,626)

            NET INCREASE IN NET ASSETS FROM OPERATIONS           126,097     61,258   (272,035)     38,528    (389,107)   (103,410)
            --- -------- -- --- ------ ---- ----------

NOTE: The accompanying notes are an integral part of these financial statements.

Page 12

                                         STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS

                                       IBF          LTBF          LCSF           SCSF          INTF          ACF
                                   YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    12/31/01     12/31/01       12/31/01       12/31/01      12/31/01      12/31/01
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net              97,439        55,789        (2,956)      (23,048)        6,130          (784)
  Net realized gain (loss) on
Investments                             7,291         1,565       (65,115)       50,209      (101,035)       15,346
 Unrealized Appreciation
(depreciation) of investments          21,367         3,902      (203,964)       11,366      (294,202)     (117,972)
 Net increase (decrease) in net
Assets resulting From operations      126,096        61,256      (272,035)       38,528      (389,107)     (103,410)

Distributions to Shareholders
from:
  Investment income                   (85,991)      (53,257)            0             0        (7,461)       (2,071)
 Realized long term Gains              (3,469)         (887)            0       (40,326)            0       (13,426)
 Total distributions                  (89,460)      (54,144)            0       (40,326)       (7,461)      (15,497)
                                   ----------    ----------    ----------    ----------    ----------    ----------

 Capital share Transactions
(Note 3)
       Purchases                    1,532,623       449,826       674,457       504,603       386,360       301,482
       Redemptions                   (353,325)     (172,438)     (238,546)     (163,558)     (180,245)      (61,346)
       Reinvestment of dividends       88,838        53,629             0        40,123         7,446        15,497
Net increase in net Assets
resulting From capital share
Transactions                        1,268,136       331,022       435,911       381,168       213,561       255,633

 Net assets Beginning of period     1,563,515       888,912     2,679,351     2,668,616     2,107,805       957,605
 Net assets End of period           2,868,286     1,227,041     2,842,227     3,047,087     1,924,798     1,094,331
                                   ----------    ----------    ----------    ----------    ----------    ----------
 Total increase in Net assets       1,304,773       338,129       163,876       379,371      (183,007)      136,726
                                   ----------    ----------                  ----------


                                                 STATEMENT OF CASH FLOWS

                                                             IBF         LTBF         LCSF           SCSF       INTF         ACF
      CASH PROVIDED (USED) BY OPERATING ACTIVITIES
      --------------------------------------------
Net Increase in Net Assets from Operations                 126,098      61,258      (272,035)       38,528    (389,107)   (103,410)
Adjustments Required to reconcile to net assets
provided by operating activities
    Unrealized (Appreciation) Depreciation of              (21,367)     (3,902)      203,964       (11,366)    294,202     117,972
    Investments
    (Increase) Decrease in Interest Receivable             (15,711)     (3,670)           52           102         (65)         28
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees Payable      2,144         899         2,408         2,738       1,475         957
Increase (Decrease) in Accts. Payable - Instruments              0           0             0             0           0           0
Purch./Other
                                                          ========================================================================
Net Cash Provided by Operating Activities                   91,164      54,583       (65,611)       30,002     (93,494)     15,547

           CASH USED BY INVESTMENT ACTIVITIES
           ----------------------------------
Investments Purchased                                   (1,612,318)   (492,806)     (564,846)     (243,650)   (330,089)   (147,932)
Sales or Redemptions                                       665,912     245,511       437,864       121,774     314,755           0
                                                          ========================================================================
Net Used by Investment Activities                         (946,406)   (247,295)     (126,982)     (121,876)    (15,334)   (147,932)

         CASH PROVIDED BY FINANCING ACTIVITIES
         -------------------------------------
Shareholder Contributions                                1,532,623     449,826       674,457       504,603     386,360     301,482
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)                    (353,325)   (172,438)     (238,546)     (163,558)   (180,245)    (61,346)
Diistributions Declared                                    (89,460)    (54,149)            1       (40,325)     (7,461)    (15,497)
Distributions Reinvested By Shareholders                    88,838      53,629             0        40,123       7,446      15,497
                                                          ========================================================================

Net Cash Provided by Financing Activities                1,178,676     276,868       435,912       340,843     206,100     240,136


                                                          ========================================================================
       INCREASE/(DECREASE) IN CASH DURING PERIOD           323,434      84,155       243,319       248,969      97,271     107,751

Cash Balance - Beginning of Period                          20,501       3,927        90,522        70,991     102,489      37,198
Cash Balance - End of Period                               343,935      88,082       333,841       319,960     199,760     144,949


          NOTE: The accompanying notes are an integral part of these financial statements.

Page 13

                                                       STAAR INVESTMENT TRUST
                                   SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                                         Period from May 28, 1997 through December 31, 2001

                                  -------------------------------------------------------------------------------------------------
                                                                       IBF                                             LTBF
PER SHARE DATA                         1/1/01-          1/1/00-              1/1/99-       1/1/98-      5/28/97-      1/1/01-
--------------                       ---------        ---------            --------       --------      --------     --------
                                      12/31/01         12/31/00            12/31/99       12/31/98      12/31/97     12/31/01
                                     ---------        ---------            --------       --------     ---------     --------

Net Asset Value Beginning Of
  Period                                    10.29          9.96                10.45         10.22        $9.97         10.43
                                  -------------------------------------------------------------------------------------------------

Net Investment Income                        0.52          0.55                 0.54          0.57         0.33          0.61
Net Realized & Unrealized Gains              0.26          0.32                (0.55)         0.19         0.21          0.17
                                  -------------------------------------------------------------------------------------------------

Total Income from Operations                 0.78          0.87                (0.01)         0.76         0.54          0.78

Distributions from Net
  Investment Income                         (0.46)        (0.54)               (0.48)        (0.51)       (0.28)        (0.58)
Distributions from Net Realized Gains       (0.02)         0.00                 0.00         (0.02)       (0.01)        (0.01)
                                  -------------------------------------------------------------------------------------------------

Total Distributions to                      (0.48)        (0.54)               (0.48)        (0.53)       (0.29)        (0.59)
Shareholders

Net Asset Value End of Period               10.59         10.29                 9.96         10.45       $10.22         10.62
                                   =================================================================================================

Total Return                                 7.56%         9.06%               (0.14%)        7.41%        6.44%         7.49%
====================================================================================================================================

RATIOS
Expenses to Avg. Net Assets*                 0.72%         0.72%                0.72%         0.58%        0.58%         0.81%
Net Investment Income to
Avg. Net Assets                              4.95%         5.49%                5.28%         5.48%        3.26%         5.73%
Portfolio Turnover Rate                     33.76%        14.77%               11.85%        22.54%        6.78%        25.23%

NET ASSETS, END OF PERIOD
(000s omitted)                              2,868         1,564                1,574         1,154          622         1,227
                                  =================================================================================================


      Such ratios are after effect of       2001          2000                  1999           1998        1997           2001
                                            ----          ----                  ----           ----        ----           ----

     Advisory fees waived of:               $0.00%        $0.00%               $0.00%         $0.13%      $0.13%         $0.00%
                                  -------------------------------------------------------------------------------------------------

                                                           LTBF                                           LCSF
PER SHARE DATA                              1/1/00 -     1/1/99-     1/1/98-       5/28/97-     1/1/01-        1/1/00-    1/1/99-
--------------                             ---------   --------     --------      ---------   ---------       --------   --------
                                           12/31/00    12/31/99     12/31/98      12/31/97    12/31/01        12/31/00   12/31/99
                                           ---------   --------     --------      --------    --------        --------   --------
Net Asset Value Beginning Of
  Period                                    10.09        11.16        10.81       $10.07         12.85         13.98         12.99
                                  -------------------------------------------------------------------------------------------------

Net Investment Income                        0.62         0.60         0.63         0.37         (0.01)        (0.02)        (0.02)
Net Realized & Unrealized Gains              0.31        (1.10)        0.30         0.78         (1.26)        (0.32)         2.12
                                  -------------------------------------------------------------------------------------------------

Total Income from Operations                 0.93        (0.50)        0.93         1.15         (1.27)        (0.34)         2.10

Distributions from Net
Investment Income                           (0.59)       (0.56)       (0.58)       (0.41)         0.00          0.00          0.00
Distributions from Net Realized Gains        0.00        (0.01)        0.00         0.00          0.00         (0.79)        (1.11)
                                  -------------------------------------------------------------------------------------------------

Total Distributions to                      (0.59)       (0.57)       (0.58)       (0.41)         0.00         (0.79)        (1.11)
Shareholders                      =================================================================================================

Net Asset Value End of Period               10.43        10.09        11.16       $10.81         11.58         12.85         13.98
                                  =================================================================================================

Total Return                                 9.37%       (4.53)%       8.63%       11.41%        -9.88%       -2.66%         16.13%
                                  =================================================================================================

RATIOS
Expenses to Avg. Net Assets*                 0.81%        0.81%        0.69%        0.70%         0.99%         0.99%         0.99%
Net Investment Income to
  Avg. Net Assets                            6.10%        5.61%        5.70%        3.54%       -0.11%        -0.14%        -0.13%
Portfolio Turnover Rate                      7.74%        4.10%        6.40%        0.00%        16.09%        19.69%        37.02%

NET ASSETS, END OF PERIOD
(000s omitted)                                889          807          598          339         2,843         2,679         2,430
                                  =================================================================================================


      Such ratios are after effect of        2000          1999        1998         1997          2001         2000           1999
                                             ----          ----        ----         ----          ----         ----           ----

     Advisory fees waived of:               $0.00%        $0.00%      $0.12%       $0.12%        $0.00%       $0.00%         $0.00%


                                                  LCSF
PER SHARE DATA                           1/1/98-       5/28/97-
--------------                          --------      --------
                                        12/31/98      12/31/97
                                        --------      --------

Net Asset Value Beginning Of
  Period                                  12.16        $11.66
                                  ---------------------------------------------

Net Investment Income                      0.03          0.15
Net Realized & Unrealized Gains            1.56          1.39
                                  ---------------------------------------------

Total Income from Operations               1.59          1.54

Distributions from Net
  Investment Income                       (0.04)        (0.13)
Distributions from Net Realized Gains     (0.72)        (0.91)
                                  ---------------------------------------------

Total Distributions to                    (0.76)        (1.04)
Shareholders

Net Asset Value End of Period             12.99        $12.16
                                  =============================================

Total Return                              13.10%        13.21%

RATIOS
Expenses to Avg. Net Assets*               1.00%         0.25%
Net Investment Income to
  Avg. Net Assets                          0.23%         1.81%
Portfolio Turnover Rate                   30.21%         7.84%

NET ASSETS, END OF PERIOD
(000s omitted)                            1,852         1,276
                                  =============================================


      Such ratios are after effect of     1998          1997
                                          ----          ----

     Advisory fees waived of:            $0.00%        $0.25%




                                  -------------------------------------------------------------------------------------------------
                                                                   SCSF                                                INTF
PER SHARE DATA                         1/1/01-          1/1/00-              1/1/99-       1/1/98-      5/28/97-      1/1/01-
--------------                       ---------        ---------            --------       --------      --------     --------
                                      12/31/01         12/31/00            12/31/99       12/31/98      12/31/97     12/31/01
                                     ---------        ---------            --------       --------     ---------     --------
Net Asset Value Beginning Of
  Period                                    12.54         13.86                11.45         11.45        10.32         10.48
                                  -------------------------------------------------------------------------------------------------


Net Investment Income                       (0.10)        (0.09)               (0.09)        (0.05)       (0.02)         0.03
Net Realized & Unrealized Gains              0.21          0.28                 3.61          0.38         1.47         (1.84)
                                  -------------------------------------------------------------------------------------------------

Total Income from Operations                 0.11          0.19                 3.52          0.33         1.45         (1.81)

Distributions from Net Investment
  Income                                     0.00          0.00                 0.00          0.00         0.00         (0.03)
Distributions from Net Realized
  Gains                                     (0.18)        (1.51)               (1.11)        (0.33)       (0.32)         0.00
                                  -------------------------------------------------------------------------------------------------

Total Distributions to                      (0.18)        (1.51)               (1.11)        (0.33)       (0.32)        (0.03)
  Shareholders

Net Asset Value End of Period               12.47         12.54                13.86         11.45        11.45          8.64
                                  =================================================================================================




Total Return                                 0.85%         1.08%               30.78%         2.89%       13.92%      -17.23%
                                  =================================================================================================


RATIOS
Expenses to Avg. Net Assets*                 0.99%         0.99%                0.99%         0.99%        1.01%         0.99%
Net Investment Income to Avg. Net
  Assets                                    -0.81%        -0.59%               -0.73%        (0.47)%     (0.22)%         0.31%
Portfolio Turnover Rate                      4.31%         4.05%               33.53%         6.45%        4.04%        15.74%

NET ASSETS, END OF PERIOD
(000s omitted)                              3,048         2,669                2,279         1,612        1,177         1,924
                                  =================================================================================================

      Such ratios are after effect of        2001          2000                 1999          1998         1997          2001
                                             ----          ----                 ----          ----         ----          ----
     Advisory fees waived of:               $0.00%        $0.00%               $0.00%        $0.00%       $0.00%        $0.00%

                                                                 INTF                                      ACF
PER SHARE DATA                              1/1/00 -     1/1/99-     1/1/98-       5/28/97-     1/1/01-        1/1/00-    1/1/99-
--------------                             ---------   --------     --------      ---------   ---------       --------   --------
                                           12/31/00    12/31/99     12/31/98      12/31/97    12/31/01        12/31/00   12/31/99
                                           ---------   --------     --------      --------    --------        --------   --------
Net Asset Value Beginning Of
  Period                                     14.08        10.60        10.50        11.73         12.29         12.35        9.67
                                  -------------------------------------------------------------------------------------------------


Net Investment Income                         0.02         0.05         0.07         0.12         (0.01)         0.01        0.06
Net Realized & Unrealized Gains              (2.36)        4.06         0.31        (0.78)        (1.22)         0.69        2.93
                                  -------------------------------------------------------------------------------------------------

Total Income from Operations                 (2.34)        4.11         0.38        (0.66)        (1.23)         0.70        2.99

Distributions from Net Investment
  Income                                     (0.02)       (0.05)       (0.08)       (0.10)        (0.00)        (0.01)      (0.06)
Distributions from Net Realized
  Gains                                      (1.24)       (0.58)       (0.20)       (0.47)        (0.17)        (0.75)      (0.25)
                                  -------------------------------------------------------------------------------------------------

Total Distributions to                       (1.26)       (0.63)       (0.28)       (0.57)        (0.17)        (0.76)      (0.31)
  Shareholders

Net Asset Value End of Period                10.48        14.08        10.60        10.50         10.89         12.29       12.35
                                  =================================================================================================




Total Return                               -16.76%        38.76%        3.64%       (5.64)%      -9.99%          5.46%      30.86%


RATIOS
Expenses to Avg. Net Assets*                  0.99%        0.99%        0.99%        0.70%         0.99%         0.99%       0.99%
Net Investment Income to Avg. Net
  Assets                                      0.15%        0.39%        0.65%        1.04%       -0.08%          0.04%       0.51%
Portfolio Turnover Rate                      10.81%       13.12%        2.30%        0.00%         0.00%         5.11%       4.15%

NET ASSETS, END OF PERIOD
(000s omitted)                               2,108        2,179        1,608        1,126         1,093           958         570
                                  =================================================================================================

      Such ratios are after effect of        2000          1999         1998         1997          2001          2000        1999
                                             ----          ----         ----         ----          ----          ----        ----
     Advisory fees waived of:               $0.00%        $0.00%       $0.00%       $0.35%        $0.00%        $0.00%      $0.00%


                                                  ACF
PER SHARE DATA                          1/1/98-          5/28/97-
--------------                         --------          --------
                                       12/31/98          12/31/97
                                       --------         ---------
Net Asset Value Beginning Of
  Period                                 10.53            10.68
                                 -----------------------------------------------
Net Investment Income                     0.13             0.11
Net Realized & Unrealized Gains          (0.73)           (0.16)
                                 -----------------------------------------------

Total Income from Operations             (0.60)           (0.05)

Distributions from Net Investment
  Income                                 (0.13)           (0.09)
Distributions from Net Realized
  Gains                                  (0.13)           (0.01)
                                 -----------------------------------------------

Total Distributions to                   (0.26)           (0.10)
  Shareholders

Net Asset Value End of Period             9.67            10.53
                                 ===============================================

Total Return                            -5.75%            (0.44)%
                                 ===============================================

RATIOS
Expenses to Avg. Net Assets*              0.99%            0.80%
Net Investment Income to Avg. Net
  Assets                                  1.24%            1.00%
Portfolio Turnover Rate                   0.02%            2.74%

NET ASSETS, END OF PERIOD
(000s omitted)                             374              307
                                 ===============================================
      Such ratios are after effect of     1998             1997
                                         -----             ----
     Advisory fees waived of:            $0.00%           $0.11%

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

      NOTE 1 - ORGANIZATION AND PURPOSE

                Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.

                The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

      NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
                The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

                                           Staar Intermediate Bond Fund
                                           Staar Long-Term Bond Fund
                                           Staar Larger Company Stock Fund
                                           Staar Smaller Company Stock Fund
                                           Staar International Fund
                                           Staar Alternative Categories Fund

                Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.



                Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all invested mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2001. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

                Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains for the year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2001 the following net capital loss carry forwards existed for Federal income tax purposes:

                     IBF               $ 65,115

                     LTBF              $101,035

                The above net capital loss carry forwards may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the Trust and its shareholders of any Federal income tax liability with respect to the capital gains that are so offset. The Trust will not make distributions from capital gains while a capital loss carry forward remains.



                DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are recorded on the ex-dividend date.



                SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities. On January 1, 2002, the Trust will begin amortizing premiums on fixed income securities to conform to a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change will not impact the Trust's net asset values, and will result in only immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.



                USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



      NOTE 3 - SHAREHOLDER TRANSACTIONS
                The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in Note 2. During the years ended December 31, 2001 and 2000, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page.


As of December 31, 2001 net assets consisted of the following:


                                                         IBF         LTBF         LCSF          SCSF          INTF           ACF
                                                     ----------   ----------   ----------    ----------    ----------    ----------
Capital paid in on Shares of Capital Stock            2,814,278    1,224,252    2,951,411     2,873,523     2,481,565     1,159,223

Undistributed net investment income (loss)               34,797       19,900       (9,684)      (14,936)          635        (1,566)

Accumulated net Capital Loss                                -0-          -0-      (65,115)          -0-      (101,035)          -0-
                                                     ----------   ----------   ----------    ----------    ----------    ----------

Net realized appreciation (depreciation)                  5,056        3,369       10,213        11,290         9,250         6,528
                                                     ----------   ----------   ----------    ----------    ----------    ----------

Net Assets                                            2,868,288    1,227,041    2,843,227     3,047,987     1,924,798     1,094,331
                                                     ==========   ==========   ==========    ==========    ==========    ==========


                NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

                Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2001:

                                                                                  Unrealized
                                                                -------------------------------------------------
                                                  Cost             Gain                Loss               Net           Market Value
                                              -----------       -----------        -----------        -----------       ------------
Intermediate Bond                               2,811,668            40,125            (20,912)             9,213          2,830,881
Long Term Bond                                  1,229,473             7,061            (44,172)           (17,111)         1,212,362
Larger Company Stock Fund                       2,880,810           116,376           (149,761)           (33,385)         2,847,425
Smaller Company Stock Fund                      2,492,276           329,556           (140,156)           189,400          3,052,520
International Fund                              2,384,123                 0           (456,367)          (456,367)         1,927,756
Alternative Categories Fund                     1,159,210            69,511           (132,837)           (63,326)         1,095,884
                                              -----------       -----------        -----------        -----------        -----------

                                               13,328,404           582,629           (944,205)          (361,576)        12,966,828
                                              ===========       ===========        ===========        ===========        ===========

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

                Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2002. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of .63% for IBF, .72% for LTBF and .90% for all other portfolios.

                The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001except for certain marketing and other costs associated with the sale and distribution of shares.



                Effective September 1, 1998, Staar Investment Trust received SEC approval of a 12B-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. The arrangement remained in effect through August 1, 2001 when a new 12 B-1 arrangement discussed below was implemented and which includes these fees. The commission structure is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions are calculated based on fair market values and are payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12B-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12B-1 fees. Total 12B-1 commission expense paid to these brokers for 2001 and 2000 was $1,450 and $491 (including $0 and $334 absorbed by the investment advisor), respectively.



Effective August 2, 2001, Staar Investment Trust received SEC approval of a new 12 B-1 arrangement which allows accrual of such fees based upon a percentage (.0015% for bond funds and .0020% for stock funds) of the daily total fund net asset values. The broker/dealer fees discussed above are paid out of these fees. The balance of the fees are to be used for marketing and other costs associated with the sale and distribution of shares. As of December 31, 2001 $7,686 was accrued on the statement of Assets and Liabilities for such costs.

                NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

                The Staar Investment Trust is also charged .09% of average daily net asset value for each fund for various trust expenses; from this the trustees are compensated as a group at the rate of $1,125 per calendar quarter.

                Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2001 as follows:

                                                 IBF       LTBF       LCSF      SCSF      INTF      ACF
                                                 ---       ----       ----      ----      ----      ---
J. Weisbrod including immediate family &         2,769     1,409     6,513     7,426     6,299     4,665
retirement accounts:

Other Trustees of Staar Investment Trust         2,287     1,988     3,659     2,888     2,909     1,822

Employees of investment advisor including          -0-      -0-         41       209        42        40
retirement accounts:
                                                 -----     -----    ------    ------     -----     -----

                Number of Shares                 5,056     3,369    10,213    11,290     9,250     6,528
                                                 -----     -----    ------    ------     -----     -----

                Value:                          53,541   $36,054   118,299   140,751    79,932    71,063
                                                ======   =======   =======   =======    ======    ======

                          CERTIFIED PUBLIC ACCOUNTANTS
                                CARSON & COMPANY
                                  P.O. BOX 395
                               201 VILLAGE COMMONS
                               SEWICKLEY, PA 15143
                                 (412) 741-8588
                               FAX (412) 741-0833


                          INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Trustees
Staar Investment Trust

We have audited the statement of assets and liabilities, including the schedules of investments of Staar Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Staar Investment Trust as of December 31, 2001, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.


Carson & Company
Sewickley, PA
January 16, 2002

Inside Back Cover

STAAR Investment Trust Logo



      OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

      INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIL:   staar@iname.com

WEB SITE:  www.staarinvest.com

      TRANSFER AGENT FOR
      SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

      COUNSEL
Alan Lefkowitz, Esq.
2488 Mt. Royal Blvd.
Pittsburgh, PA 15222

      INDEPENDENT AUDITORS
Carson & Co.
201 Village Commons, Sewickley, PA 15143

      TRUSTEES
Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.

Back Cover


STAAR Investment Trust Logo

Annual Report


January 1, 2001 to December 31, 2001